CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Cash	Services	Common Stock	Common Stock Cash	Common Stock Services	Additional Paid-In Capital	Additional Paid-In Capital Cash	Additional Paid-In Capital Services	Accumulated (Deficit)	Accumulated (Deficit) Cash	Accumulated (Deficit) Services
Beginning Balance at Dec. 31, 2008	$ 99,603			$ 23,370,780			$ 890,000			$ (790,397)
Common stock issued		1,195,500			3,541,162			1,195,500			0
Net loss	(1,218,707)
Net loss	(1,218,706)			0			0			(1,218,706)
Ending Balance	76,397			26,911,942			2,085,500			(2,009,103)
Ending Balance at Dec. 31, 2009	76,396
Common stock issued		2,270,000	247,432		5,184,831	2,881,434		2,270,000	247,432		0	0
Common shares issued in lieu of cash compensation to employees	129,065			3,336,408			129,065			0
Warrants issued for services rendered by non-employees	885,000			0			885,000			0
Fair value of warrants to purchase 1,400,000 shares of common stock, issued with $1,000,000 face value amount, 8% convertible debentures	790,131			0			790,131			0
Net loss	(4,055,905)			0			0			(4,055,905)
Ending Balance at Dec. 31, 2010	$ 342,120			$ 38,314,615			$ 6,407,128			$ (6,065,008)